OTHER OPERATING STATEMENT DATA (SCHEDULE OF OTHER OPERATING COST AND EXPENSE) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses:
Commission expense	$ 99.4	$ 103.8	$ 115.8
Salaries and wages	242.4	234.0	226.6
Other	461.0	428.4	476.9
Total other operating costs and expenses	$ 802.8	$ 766.2	$ 819.3